Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Fixed Non Cancelable Time Charter Contracts	Period Amount Year 1 $ 125,272 Year 2 21,070 Year 3 5,491 Total $ 151,833